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James C. Lin Partner		Resident Hong Kong Partners
Davis Polk & Wardwell Hong Kong Solicitors The Hong Kong Club Building 3A Chater Road Hong Kong	852 2533 3368 tel 852 2533 1768 fax james.lin@davispolk.com	William F. Barron* Bonnie Chan* Paul K. Y. Chow*† Antony M. Dapiran †	James C. Lin* Martin Rogers † Miranda So* James Wadham †

Hong Kong Solicitors * Also Admitted in New York † Also Admitted in England and Wales

November 22, 2016

Re:	Advanced Semiconductor Engineering, Inc. Registration Statement on Form F-4 CIK No.: 0001122411

VIA EDGAR

Mr. Russell Mancuso
Chief, Disclosure Operations Office 10
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-7561

Dear Mr. Mancuso:

On behalf of our client, Advanced Semiconductor Engineering, Inc. (the “Company” or “ASE”), a company limited by shares incorporated under the laws of the Republic of China (the “ROC”), we enclose herewith for filing via EDGAR with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended, the Company’s registration statement on Form F-4 (the “Registration Statement”) relating to (i) a proposed Share Exchange (as defined below) involving the Company and Siliconware Precision Industries Co., Ltd. (“SPIL”), a company limited by shares incorporated under the laws of the ROC and (ii) a proposed initial issuance and listing in the United States of 903,623,606 HoldCo Common Shares (as defined below) to be represented by American depositary shares.

ASE and SPIL have entered into a joint share exchange agreement (the “Joint Share Exchange Agreement”) pursuant to which a holding company, ASE Industrial Holding Co., Ltd. (“HoldCo”), will be formed by means of a statutory share exchange pursuant to ROC law. At the Effective Time (as defined below), HoldCo will (i) acquire all issued shares of ASE in exchange for shares of HoldCo using the share exchange ratio as described below, and (ii) acquire all issued shares of SPIL using the cash consideration as described below (the “Share Exchange”). Upon the consummation of the Share Exchange, ASE and SPIL will become wholly owned subsidiaries of HoldCo.

2	November 22, 2016

Pursuant to the terms and subject to the conditions set forth in the Joint Share Exchange Agreement, at the effective time of the Share Exchange (the “Effective Time”), for SPIL shareholders (i) each SPIL common share, par value NT$10 per share (“SPIL Common Share”), issued immediately prior to the Effective Time (including SPIL’s treasury shares and the SPIL Common Shares beneficially owned by ASE), will be transferred to HoldCo in consideration for the right to receive NT$51.2 payable in cash in NT dollars, without interest and net of any applicable withholding taxes; and (ii) each SPIL American depositary share, currently representing five SPIL Common Shares (“SPIL ADS”) will be cancelled in exchange for the right to receive the US dollar equivalent of NT$256 minus (i) all processing fees and expenses per SPIL ADS in relation to the conversion from NT dollars into US dollars, and (ii) US$0.05 per SPIL ADS cancellation fees, payable in cash in US dollars, without interest and net of any applicable withholding taxes.

Pursuant to the terms and subject to the conditions set forth in the Joint Share Exchange Agreement, at the Effective Time, for ASE shareholders (i) each ASE common share (“ASE Common Share”), par value NT$10 per share, issued immediately prior to the Effective Time (including ASE’s treasury shares), will be transferred to HoldCo in consideration for the right to receive 0.5 HoldCo common shares, par value NT$10 per share (“HoldCo Common Shares”), and (ii) each ASE American depositary share, currently representing five ASE Common Shares (“ASE ADSs”), will represent the right to receive 1.25 HoldCo American depositary shares, each representing two HoldCo Common Shares (“HoldCo ADSs”).

ASE Common Shares are listed and traded on the Taiwan Stock Exchange (the “TWSE”) under the ticker “2311” and ASE ADSs are listed and traded on the New York Stock Exchange (the “NYSE”) under the ticker symbol “ASX;” SPIL Common Shares are listed and traded on the TWSE under the ticker “2325” and SPIL ADSs are listed and traded on the NASDAQ National Market (the “NASDAQ”) under the ticker symbol “SPIL.”

As a result of the Share Exchange, (i) SPIL Common Shares will be delisted from the TWSE and SPIL ADSs will be delisted from the NASDAQ; and (ii) ASE Common Shares will be delisted from the TWSE and ASE ADSs will be delisted from the NYSE. Concurrent with the filing of the Registration Statement, SPIL and ASE plan to jointly file with the Commission a Schedule 13E-3 in connection with the Share Exchange. Following completion of the Share Exchange, ASE anticipates that the HoldCo Common Shares will trade on the TWSE and HoldCo ADSs will trade on the NYSE.

If you have any questions regarding this submission, please contact James C. Lin at +852-2533-3368 (james.lin@davispolk.com) or my colleagues, Sam Kelso at +852-2533-3304 (sam.kelso@davispolk.com) or Meng Ding at +852-2533-3367 (meng.ding@davispolk.com).

3	November 22, 2016

Very truly yours, /s/ James C. Lin
James C. Lin

Enclosures

cc:	Mr. Joseph Tung, Director and Chief Financial Officer Advanced Semiconductor Engineering, Inc. Mr. Mark Wei-Chen Tu, Partner Baker & McKenzie Ms. Jane L. Chen, Partner Deloitte & Touche